UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2011

Date of reporting period: 04/30/2011

Item 1 – Report to Stockholders

April 30, 2011

Annual Report

Retirement Reserves Money Fund | of Retirement Series Trust

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011

Dear Shareholder

Time and again, we have seen how various global events and developing trends can have significant influence on financial markets. I hope you find that the following review of recent market conditions provides additional perspective on the performance of your investments as you read this shareholder report.

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crisis in Europe and high inflation in developing markets that troubled the global economy in 2010 remain challenges today, overall investor confidence has improved considerably. During the first four months of 2011, that confidence was shaken by political turmoil in the Middle East/North Africa region, soaring prices of oil and other commodities, tremendous natural disasters in Japan and a change in the ratings outlook for US debt. However, strong corporate earnings prevailed and financial markets resumed their course while the global economy continued to garner strength.

Equity markets experienced uneven growth and high volatility in 2010, but ended the year with gains. Following a strong start to 2011, the series of confidence-shaking events brought spurts of heightened volatility to markets worldwide, but was not enough to derail the bull market. Overall, global equities posted strong returns over the past 12 months. Emerging market equities, which had outperformed developed markets earlier in the period, fell prey to heightened inflationary pressures and underperformed developed markets later in the period. In the United States, strong corporate earnings and positive signals from the labor market were sources of encouragement for equity investors, although the housing market did not budge from its slump. Early in 2011, the US Federal Reserve announced that it would continue its Treasury purchase program (“QE2”) through to completion and keep interest rates low for an extended period. This compelled investors to continue buying riskier assets, furthering the trend of small cap stocks outperforming large caps.

While fixed income markets saw yields trend lower (pushing bond prices higher) through most of 2010, the abrupt reversal in investor sentiment and risk tolerance in the fourth quarter drove yields sharply upward. Global credit markets were surprisingly resilient in the face of recent headwinds and yields regained relative stability as the period came to a close. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets. The tax-exempt municipal market enjoyed a powerful rally during the period of low yields in 2010, but when that trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would not be extended. Meanwhile, municipal finance troubles raised credit concerns among investors and tax-exempt mutual funds experienced heavy outflows, resulting in wider spreads and falling prices. The new year brought relief from these headwinds and a rebound in the tax-exempt municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Risk Assets Rallied on Growing Investor Confidence: Total Returns as of April 30, 2011	6-month	12-month

US large cap equities (S&P 500® Index)	16.36%	17.22%

US small cap equities (Russell 2000® Index)	23.73	22.20

International equities (MSCI Europe, Australasia, Far East Index)	12.71	19.18

Emerging market equities (MSCI Emerging Markets Index)	9.74	20.67

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.17

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(3.85)	6.37

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	0.02	5.36

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(1.68)	2.20

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.18	13.32

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm that delivers consistent long-term investment results with fewer surprises. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Period Ended April 30, 2011

Throughout the 12-month period ended April 30, 2011, the Federal Open Market Committee (FOMC) maintained the target range for the federal funds rate at 0.00% to 0.25% while remaining consistent in its position that economic conditions were likely to warrant “exceptionally low levels of the federal funds rate for an extended period.” At its April 27, 2011 meeting, the FOMC determined that “the economic recovery is proceeding at a moderate pace” and that “conditions in the labor market are improving gradually.” The FOMC also confirmed its intention to continue the policy it announced in November 2010 to purchase $600 billion of longer-term Treasury securities by the end of June 2011.

Early in May 2010, heightened concerns about sovereign risk in certain peripheral European countries contributed to an increase in financial market volatility and upward pressure on London Interbank Offered Rate (LIBOR) settings. To improve liquidity conditions in US dollar short-term credit markets in Europe, the US Federal Reserve reestablished temporary US dollar liquidity swap facilities with the European Central Bank (ECB), while the ECB established long-term financing operations of various tenors to provide additional liquidity to the market. The European Union, the ECB and the International Monetary Fund announced a coordinated package of financial aid totaling €750 billion (close to $1 trillion in US dollar terms). Ultimately, the tone of the short-term credit markets improved, and LIBOR settings stabilized, by the end of June 2010. As part of its continuing efforts to strengthen the Euro-zone financial system, at its summit held in March 2011, the European Union adopted a preliminary framework to address the size and scope of financial stability mechanisms, bank stress tests, fiscal reform, and surveillance of macroeconomic imbalances.

In April 2011, the ECB raised its key interest rate by 0.25% to 1.25%. This move makes the ECB among the first of the developed world’s major central banks to initiate a cycle of raising rates since financial markets initially tightened under the global credit crisis. Short-dated LIBOR settings finished the period unchanged on a year-over-year basis. The slope of the LIBOR curve as measured from one month to one year, flattened by 19 basis points, led by a decline in the one-year LIBOR setting.

Early in 2011, the US Treasury announced its intention to gradually reduce the amount of Treasury bills issued through the Supplementary Financing Program from $200 billion to $5 billion as the national debt threatens to reach the statutory limit. In addition, large-scale asset purchases by the US Federal Reserve have reduced the amount of securities available to collateralize repurchase agreements. The tightening in supply of Treasury bills and overnight repurchase agreements drove rates down on those instruments toward the end of the period.

In the tax-exempt space, historically low rates resulted in an overall decline in money fund assets over the past 12 months. The seven-day Securities Industry and Financial Markets Association Index remained in a tight range around 0.27%, its average rate for the annual period.

While tax-exempt money market funds, which are comprised primarily of municipal variable rate demand notes (VRDNs), experienced declining assets during the period, non-traditional buyers stepped into the tax-exempt market, which kept dealer inventories low and manageable. Non-traditional buyers were drawn to the favorable yields offered on VRDNs, which served as an attractive alternative to asset-backed commercial paper, where supply had dwindled. Demand for VRDNs was further supported by recent regulatory amendments requiring higher levels of liquidity in money market funds.

Although municipal issuers have limited the new supply of VRDNs, the market has turned its focus to the expiration of bank commitments enhancing over $100 billion of outstanding municipal VRDNs in 2011. As of this writing, issuers have been replacing the expiring commitments according to schedule and without difficulty. Additional banks are increasing their participation in the space, which provides better diversification for municipal money market funds.

State and local governments continued to struggle with budget shortfalls and reduced their overall issuance of municipal notes. The one-year municipal yield remained relatively stable throughout the period, hovering around 0.38%, as measured by Thomson Municipal Market Data.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

4	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011

Fund Information as of April 30, 2011

Investment Objective

Retirement Reserves Money Fund’s (the “Fund”), a series of Retirement Series Trust (the “Trust”), investment objective is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.

Current Seven-Day Yields

	7-Day SEC Yields	7-Day Yields

Class I	0.00%	0.00%
Class II	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Portfolio Composition

Percent of Net Assets

Commercial Paper	38%
Certificates of Deposit	29
U.S. Treasury Obligations	11
U.S. Government Sponsored Agency Obligations	9
Municipal Bonds	7
Repurchase Agreements	5
Corporate Notes	2
Liabilities in Excess of Other Assets	(1)

Total	100%

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on November 1, 2010 and held through April 30, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio

Class I	$1,000.00	$1,000.00	$1.88	$1,000.00	$1,022.92	$1.91	0.38%
Class II	$1,000.00	$1,000.00	$1.93	$1,000.00	$1,022.87	$1.96	0.39%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011	5

Schedule of Investments April 30, 2011	(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee — 29.3% (a)
BNP Paribas SA, NY:
0.38%, 5/04/11	$25,000	$25,000,000
0.39%, 5/05/11	25,000	25,000,000
0.36%, 6/13/11	49,000	49,000,000
Bank of Montreal, Chicago (b):
0.26%, 8/29/11	12,500	12,500,000
0.29%, 1/25/12	15,000	15,000,000
Bank of Nova Scotia, Houston:
0.27%, 5/03/11	25,000	25,000,000
0.27%, 6/03/11	35,000	35,000,000
0.26%, 6/10/11	27,000	27,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.25%, 5/16/11	22,000	22,000,000
Canadian Imperial Bank of Commerce, NY, 0.27%, 7/18/11 (b)	15,310	15,310,000
Credit Agricole CIB, NY, 0.25%, 6/03/11	32,000	32,000,000
Deutsche Bank AG, NY:
0.31%, 6/17/11	15,000	15,000,000
0.31%, 8/04/11 (b)	22,500	22,500,000
0.31%, 10/03/11	23,000	23,000,000
Dexia Credit Local, NY, 0.41%, 6/01/11 (c)	33,040	33,040,000
Lloyd’s TSB Bank Plc, NY:
0.32%, 8/02/11 (c)	26,840	26,840,000
0.25%, 6/02/11	32,000	32,000,000
Mizuho Corporate Bank, NY, 0.25%, 5/18/11	35,000	35,000,000
National Australia Bank, NY, 0.32%, 2/10/12 (b)	12,000	12,000,000
Rabobank Nederland NV, NY, 0.34%, 10/05/11	32,000	32,000,000
Royal Bank of Canada, NY (b):
0.27%, 10/14/11	25,000	25,000,000
0.31%, 2/29/12	24,500	24,500,000
Royal Bank of Scotland Plc, CT:
0.66%, 8/02/11 (c)	10,000	10,000,000
0.52%, 9/19/11	60,000	60,000,000
Société Générale, NY:
0.12%, 5/04/11	42,000	42,000,000
0.29%, 8/01/11	30,000	30,000,000
Svenska Handelsbanken AB, NY, 0.27%, 6/15/11	25,000	25,000,000
Toronto-Dominion Bank, NY:
0.24%, 6/21/11	20,950	20,950,000
0.31%, 1/12/12 (b)	12,500	12,500,000
UBS AG, Stamford (b):
0.35%, 10/04/11	30,110	30,110,000
0.35%, 10/11/11	33,975	33,975,000
Westpac Banking Corp., NY (b):
0.32%, 11/04/11	27,000	27,000,000
0.32%, 12/09/11	25,000	25,000,000

Total Certificates of Deposit — 29.3%		880,225,000

Commercial Paper	Par (000)	Value

Alpine Securitization Corp. (d):
0.17%, 5/11/11	$35,000	$34,998,017
0.21%, 6/01/11	20,000	19,996,150
Amsterdam Funding Corp., 0.28%, 6/20/11 (d)	50,000	49,979,778
Antalis U.S. Funding Corp., 0.26%, 5/16/11 (d)	13,000	12,998,404
Argento Variable Funding Co. LLC, 0.32%, 6/28/11 (d)(e)	35,000	34,981,333
Atlantic Asset Securitization Corp., 0.21%, 5/05/11 (d)	15,000	14,999,475
Bank of America Corp. (d):
0.12%, 5/02/11	30,000	29,999,700
0.10%, 5/03/11	20,000	19,999,778
0.10%, 5/04/11	30,000	29,999,583
0.17%, 5/16/11	10,000	9,999,197
Cancara Asset Securitization LLC, 0.19%, 5/26/11 (d)	50,000	49,992,875
Chariot Funding LLC, 0.16%, 5/16/11 (d)	38,000	37,997,129
Commonwealth Bank of Australia, 0.32%, 10/06/11 (b)	26,000	25,998,693
Credit Suisse, 0.20%, 7/14/11 (d)	24,000	23,989,867
DNB Nor Bank ASA, 0.27%, 7/05/11 (d)(e)	28,000	27,985,930
Falcon Asset Securitization Corp. (d):
0.26%, 5/03/11	20,000	19,999,422
0.26%, 5/19/11	19,900	19,897,126
Govco LLC (d):
0.29%, 5/16/11	33,000	32,995,481
0.28%, 6/20/11	30,000	29,987,867
Grampian Funding LLC, 0.31%, 6/17/11 (d)	20,000	19,991,561
Jupiter Securitization Co. LLC, 0.26%, 5/19/11 (d)	71,127	71,116,726
LMA Americas LLC, 0.22%, 6/29/11 (d)	22,000	21,991,799
Liberty Street Funding LLC, 0.27%, 5/10/11 (d)	25,000	24,997,937
Manhattan Asset Funding Co., LLC (d):
0.26%, 5/06/11	19,000	18,999,039
0.25%, 5/11/11	23,000	22,998,083
0.26%, 5/12/11	15,000	14,998,592
Matchpoint Master Trust, 0.18%, 5/19/11 (e)	7,000	6,999,300
MetLife Short Term Funding LLC (d):
0.28%, 5/23/11	70,000	69,986,933
0.28%, 6/01/11	23,000	22,994,097
0.22% – 0.23%, 7/18/11	42,000	41,979,089
Mont Blanc Capital Corp., 0.17%, 5/18/11 (d)	30,000	29,997,308
Natixis U.S. Finance Company, LLC, 0.26%, 7/01/11 (d)	8,000	7,996,360
Nieuw Amsterdam Receivables Corp. (d):
0.28%, 6/02/11	25,000	24,993,389
0.27%, 6/08/11	22,000	21,993,400
0.28%, 6/27/11	15,000	14,993,117
0.26%, 7/08/11	25,000	24,987,361
0.25%, 7/12/11	5,000	4,997,431

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
HFA	Housing Finance Agency
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreement
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

6	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value

Solitaire Funding LLC (d):
0.21%, 5/16/11	$35,000	$34,996,529
0.27%, 7/08/11	13,000	12,993,175
U.S. Collateralized Commercial Paper Notes, Series 2010-1, 0.27%, 7/15/11 (d)	25,000	24,985,562
Victory Receivables Corp., 0.25%, 5/25/11 (d)	23,000	22,995,847
Westpac Banking Corp., 0.42%, 1/13/12 (b)(e)	25,000	25,000,000
Windmill Funding Corp., 0.28%, 6/20/11 (d)	20,000	19,991,911

Total Commercial Paper — 37.8%		1,134,770,351

Corporate Notes

JPMorgan Chase Bank, NA, 0.30%, 5/18/12 (b)	33,530	33,530,000
KBC Bank NV, NY, 1.90%, 6/01/11 (c)	32,240	32,240,000

Total Corporate Notes — 2.2%		65,770,000

Municipal Bonds (c)

California HFA, RB, VRDN, AMT (Fannie Mae LOC, Freddie Mac LOC):
Home Mortgage, Series B, 0.24%, 5/06/11	13,000	13,000,000
Home Mortgage, Series F, 0.28%, 5/06/11	20,000	20,000,000
Home Mortgage, Series U, 0.23%, 5/06/11	12,240	12,240,000
Series A, 0.23%, 5/06/11	10,000	10,000,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (JPMorgan Chase Bank LOC), 0.23%, 5/02/11	8,000	8,000,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.24%, 5/06/11	5,500	5,500,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A, AMT (Fannie Mae Liquidity Facility), 0.25%, 5/06/11	12,000	12,000,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series B (AGM Insurance, Dexia Credit Local SBPA), 0.75%, 5/06/11	20,000	20,000,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (JPMorgan Chase Bank LOC), 0.24%, 5/06/11	8,000	8,000,000
New York City Housing Development Corp., RB, VRDN, 155 West 21st Street Development, Series A, AMT (Fannie Mae), 0.23%, 5/06/11	16,400	16,400,000
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.24%, 5/06/11	9,000	9,000,000
New York State HFA, RB, VRDN, AMT (Fannie Mae Liquidity Facility), Series A:
125 West 31st Street Housing, 0.23%, 5/06/11	12,000	12,000,000
316 11th Avenue Housing, 0.23%, 5/06/11	20,000	20,000,000
East 39th Street Housing, 0.23%, 5/06/11	15,000	15,000,000
New York State HFA, Refunding RB, VRDN, Series L Bank of America NA LOC), 0.25%, 5/06/11	9,800	9,800,000

Municipal Bonds (c) (concluded)	Par (000)	Value

Palm Beach County School District, COP, VRDN, Series B (AGM Insurance, Dexia Credit Local SBPA), 0.80%, 5/06/11	$5,000	$5,000,000
Philadelphia Authority for Industrial Development, Refunding RB, VRDN, Series B (JPMorgan Chase Bank LOC, Bank of New York LOC), 0.26%, 5/06/11	15,400	15,400,000

Total Municipal Bonds — 7.1%		211,340,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes, 0.17%, 8/03/11 (d)	38,500	38,482,547
Fannie Mae Variable Rate Notes (b):
0.20%, 7/26/12	27,000	26,993,292
0.24%, 12/20/12	13,000	12,995,667
Federal Home Loan Bank Variable Rate Notes, 0.24%, 10/06/11 (b)	40,000	39,992,874
Freddie Mac Variable Rate Notes (b):
0.19%, 5/05/11	80,000	79,999,603
0.20%, 12/29/11	25,000	24,991,560
0.21%, 4/03/12	15,000	14,994,330
0.34%, 1/24/13	13,500	13,490,524

Total U.S. Government Sponsored Agency Obligations — 8.4%		251,940,397

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.19%, 5/26/11	13,000	12,998,148
0.21%, 6/02/11	28,000	27,994,394
0.23%, 6/30/11	30,000	29,988,375
0.20%, 7/07/11	29,000	28,988,883
U.S. Treasury Notes:
4.88%, 5/31/11	22,500	22,591,181
1.13%, 6/30/11	48,500	48,572,240
5.00%, 8/15/11	29,000	29,409,541
1.00%, 9/30/11	27,500	27,583,755
1.00%, 10/31/11	47,000	47,185,684
4.63%, 10/31/11	25,000	25,550,836
0.88%, 1/31/12	34,000	34,170,671

Total U.S. Treasury Obligations — 11.2%		335,033,708

Repurchase Agreements

Barclays Capital Inc., 0.03%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $75,000,188, collateralized by U.S. Treasury Note, 0.75% due 5/31/12, par and fair values of $75,886,100 and $76,500,069, respectively)	75,000	75,000,000

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011	7

Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

Repurchase Agreements (concluded)	Par (000)	Value

Deutsche Bank Securities, Inc., 0.03%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $69,652,174, collateralized by U.S. Treasury Note, 2.50% due 6/30/17, par and fair values of $70,247,900 and $71,045,089, respectively)	$69,652	$69,652,000

Total Repurchase Agreements — 4.8%		144,652,000

Total Investments (Cost — $3,023,731,456*) — 100.8%		3,023,731,456

Liabilities in Excess of Other Assets — (0.8)%		(22,626,046)

Net Assets — 100.0%		$3,001,105,410

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional investors.

•	This security may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	—	$3,023,731,456	—	$3,023,731,456

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

8	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011

Statement of Assets and Liabilities

April 30, 2011

Assets

Investments at value — unaffiliated (cost — $3,023,731,456)	$3,023,731,456
Cash	8,054
Interest receivable	2,315,278
Prepaid expenses	175,527

Total assets	3,026,230,315

Liabilities

Capital shares redeemed payable	24,085,689
Investment advisory fees payable	473,426
Other affiliates payable	16,380
Officer’s and Trustees’ fees payable	1,181
Other accrued expenses payable	548,229

Total liabilities	25,124,905

Net Assets	$3,001,105,410

Net Assets Consist of

Paid-in capital	$3,001,055,108
Undistributed net realized gain	50,302

Net Assets	$3,001,105,410

Net Asset Value

Class I — Based on net assets of $2,938,253,512 and 2,938,203,560 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00

Class II — Based on net assets of $62,851,898 and 62,851,548 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011	9

Statement of Operations

Year Ended April 30, 2011

Investment Income

Interest	$11,969,264

Expenses

Investment advisory	13,458,733
Distribution — Class II	139,003
Transfer agent — Class I	3,063,121
Transfer agent — Class II	73,885
Printing	434,780
Registration	284,326
Accounting services	203,988
Professional	78,256
Officer and Trustees	76,277
Custodian	73,335
Miscellaneous	88,357

Total expenses	17,974,061
Less distribution fees waived — Class II	(139,003)
Less transfer agent fees reimbursed — Class I	(3,061,664)
Less transfer agent fees reimbursed — Class II	(73,849)
Less fees waived by advisor	(2,730,836)

Total expenses after fees waived and/or reimbursed	11,968,709

Net investment income	555

Realized Gain

Net realized gain from investments	76,316

Net Increase in Net Assets Resulting from Operations	$76,871

See Notes to Financial Statements.

10	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011

Statements of Changes in Net Assets

	Year Ended April 30,

Increase (Decrease) in Net Assets:	2011	2010

Operations

Net investment income	$555	$3,592,813
Net realized gain	76,316	183,462

Net increase in net assets resulting from operations	76,871	3,776,275

Dividends and Distributions to Shareholders From

Net investment income:
Class I	(542)	(3,801,200)
Class II	(13)	(61,870)
Net realized gain:
Class I	(428,793)	(24,244)
Class II	(10,562)	(510)

Decrease in net assets resulting from dividends and distributions to shareholders	(439,910)	(3,887,824)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(586,182,162)	(2,375,351,535)

Net Assets

Total decrease in net assets	(586,545,201)	(2,375,463,084)
Beginning of year	3,587,650,611	5,963,113,695

End of year	$3,001,105,410	$3,587,650,611

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011	11

Financial Highlights

	Class I

			Period November 1, 2008 to April 30, 2009
	Year Ended April 30,			Year Ended October 31,

	2011	2010		2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0007	0.0061	0.0317	0.0488	0.0425
Net realized and unrealized gain	0.0002	—	—	0.0000	0.0002	0.0007

Net increase from investment operations	0.0002	0.0007	0.0061	0.0317	0.0490	0.0432

Dividends and distributions from:
Net investment income	(0.0000)	(0.0007)	(0.0061)	(0.0317)	(0.0488)	(0.0425)
Net realized gain	(0.0002)	—	—	(0.0000)	(0.0000)	(0.0000)

Total dividends and distributions	(0.0002)	(0.0007)	(0.0061)	(0.0317)	(0.0488)	(0.0425)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.02%	0.07%	0.61%[2]	3.22%	5.00%	4.30%

Ratios to Average Net Assets

Total expenses	0.59%	0.56%	0.54%[3]	0.51%	0.57%	0.59%

Total expenses after fees waived and/or reimbursed	0.40%	0.41%	0.54%[3]	0.51%	0.57%	0.59%

Net investment income	0.00%	0.08%	1.22%[3]	3.09%	4.89%	4.28%

Supplemental Data

Net assets, end of period (000)	$2,938,254	$3,508,192	$5,852,370	$6,030,809	$4,684,640	$3,864,470

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

12	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011

Financial Highlights (concluded)

	Class II

			Period November 1, 2008 to April 30, 2009
	Year Ended April 30,			Year Ended October 31,

	2011	2010		2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0006	0.0059	0.0313	0.0486	0.0426
Net realized and unrealized gain (loss)	0.0002	—	—	0.0000	(0.0017)	0.0007

Net increase from investment operations	0.0002	0.0006	0.0059	0.0313	0.0469	0.0433

Dividends and distributions from:
Net investment income	(0.0000)	(0.0006)	(0.0059)	(0.0313)	(0.0486)	(0.0426)
Net realized gain	(0.0002)	—	—	(0.0000)	—	(0.0000)

Total dividends and distributions	(0.0002)	(0.0006)	(0.0059)	(0.0313)	(0.0486)	(0.0426)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.02%	0.06%	0.59%[2]	3.17%	4.98%	4.31%

Ratios to Average Net Assets

Total expenses	0.80%	0.79%	0.78%[3]	0.75%	0.79%	0.79%

Total expenses after fees waived and/or reimbursed	0.40%	0.41%	0.58%[3]	0.55%	0.59%	0.59%

Net investment income	0.00%	0.06%	1.21%[3]	3.12%	4.86%	4.27%

Supplemental Data

Net assets, end of period (000)	$62,852	$79,458	$110,743	$124,888	$139,842	$131,487

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011	13

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

Retirement Reserves Money Fund (the “Fund”) is a series of Retirement Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company, which is comprised of a series of separate portfolios offering separate classes of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of Bank of America Corporation, acts as passive custodian. The Trust is organized as a Massachusetts business trust. At the present time, the Fund is the only series offered. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class, and Class II Shares bear certain expenses related to the distribution of such shares and shall have exclusive voting rights with respect to matters relating to distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in repurchase agreements. In a repurchase agreement, the Fund purchases a security from a counter-party who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the coun-terparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for the two years ended April 30, 2011, the period ended April 30, 2009 and the year ended October 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

14	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011

Notes to Financial Statements (continued)

2. Investment Advisory Agreement and Other Transactions with Affiliates:

As of April 30, 2011, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) were the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at the following annual rates of the Fund’s average daily net assets as follows:

Portion of Average Daily Value of Net Assets	Rate

Not exceeding $1 billion	0.500%
In excess of $1 billion but not exceeding $2 billion	0.450%
In excess of $2 billion but not exceeding $3 billion	0.400%
In excess of $3 billion but not exceeding $4 billion	0.375%
In excess of $4 billion but not exceeding $7 billion	0.350%
In excess of $7 billion but not exceeding $10 billion	0.325%
In excess of $10 billion but not exceeding $15 billion	0.300%
In excess of $15 billion	0.290%

The Manager entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

For the year ended April 30, 2011, the Fund reimbursed the Manager $54,594 for certain accounting services, which are included in accounting services in the Statement of Operations.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.20% based upon the average daily net assets of the Fund’s Class II Shares.

In addition, BRIL has contractually agreed to waive the 0.20% distribution fee for Class II Shares until September 1, 2011. These amounts are shown as distribution fees waived – class specific in the Statement of Operations. The Manager and BRIL voluntarily agreed to waive management and distribution fees and reimburse operating expenses to enable the Fund to maintain a minimum daily net investment income dividend. These amounts are reported in the Statement of Operations as fees waived by advisor and distribution fees waived — class specific and transfer agent fees reimbursed — class specific. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Fund’s Chief Compliance Officer.

3. Income Tax Information:

The tax character of distributions paid during the fiscal years ended April 30, 2011 and April 30, 2010 was as follows:

Ordinary income:
4/30/2011	$439,910
4/30/2010	3,863,070
Long-term capital gains distributions:
4/30/2011	—
4/30/2010	$24,754

Total distributions:
4/30/2011	$439,910

4/30/2010	$3,887,824

As of April 30, 2011, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	$50,302

Total	$50,302

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011	15

Notes to Financial Statements (concluded)

4. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended April 30, 2011	Year Ended April 30, 2010

Class I Shares

Shares sold	8,922,851,294	7,288,894,182
Shares issued to shareholders in reinvestment of dividends and distributions	411,334	3,825,444

Total issued	8,923,262,628	7,292,719,626
Shares redeemed	(9,492,847,136)	(9,636,788,579)

Net decrease	(569,584,508)	(2,344,068,953)

Class II Shares

Shares sold	89,517,328	111,390,608
Shares issued to shareholders in reinvestment of dividends and distributions	9,934	62,184

Total issued	89,527,262	111,452,792
Shares redeemed	(106,124,916)	(142,735,374)

Net decrease	(16,597,654)	(31,282,582)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Retirement Reserves Money Fund of Retirement Series Trust (the “Trust”) as of April 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the period November 1, 2008 to April 30, 2009, and each of the three years in the period ended October 31, 2008. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Retirement Reserves Money Fund of Retirement Series Trust as of April 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the period November 1, 2008 to April 30, 2009, and each of the three years in the period ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
June 27, 2011

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011	17

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Independent Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 98 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center 2004 to 2010.

				36 RICs consisting of 98 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007

Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 98 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 98 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2002

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				36 RICs consisting of 98 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	36 RICs consisting of 98 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partner, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 98 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 98 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma, Inc. (pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 98 Portfolios	None

18	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Independent Trustees[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Trustee	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 98 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				36 RICs consisting of 98 Portfolios	None

[1]

Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a Trustee for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, each Trustee first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	President and Trustee	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.

			165 RICs consisting of 290 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			165 RICs consisting of 290 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the 1940 Act, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011	19

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years

Officers[1]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	Chief Executive Officer	Since 2010

Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005; Director of BlackRock, Inc. since 1998.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business from 2007 to 2010; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

20	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011

Officers and Trustees (concluded)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years

Officers[1] (concluded)

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

[1] Officers of the Trust serve at the pleasure of the Board of Trustees.

Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 221-7210 or by accessing www.blackrock.com/moneymarketreports.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional
Management Corporation
Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Distributor
BlackRock
Investments, LLC
New York, NY 10022

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective November 16, 2010, Ira P. Shapiro became Secretary of the Trust.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011	21

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website (http://www.blackrock.com/moneymarketreports) or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

22	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2011	23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be a representation of future performance. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#10262 — 4/11

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

Retirement Reserves Money Fund of Retirement Series Trust	$26,000	$25,000	$0	$0	$9,100	$6,100	$0	$1,820

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Retirement Reserves Money Fund of Retirement Series Trust	$9,100	$18,697

Additionally, SAS No. 70 fees for the current and previous fiscal years of $3,030,000 and $2,950,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: July 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: July 5, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: July 5, 2011